                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

                   Investment Company Act file number 811-43

                                INVESTMENT TRUST
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       6/30/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder S&P 500 Index Fund

Semiannual Report to Shareholders

June 30, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder S&P 500 Index Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Scudder Equity 500 Index Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. While the fund seeks to closely track the characteristics and performance of the S&P 500 index, important differences between the two exist. The index is not available for direct investment, and there are no fees or expenses associated with the index's performance. As with most other mutual funds, this Scudder fund has fees and expenses.

The S&P 500 index and the fund include stocks from many industries. Index and fund composition change periodically as companies are added or dropped, and prices of stocks in the index fluctuate. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary June 30, 2004

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit aarp.scudder.com (Class AARP) or myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Returns shown for Class AARP for periods prior to its inception on September 11, 2000, are derived from historical performance of Class S shares of the Scudder S&P 500 Index Fund during such periods and have assumed the same expense structure during such periods. Any difference in expenses will affect performance.

Average Annual Total Returns as of 6/30/04
Scudder S&P 500 Index Fund	6-Month++	1-Year	3-Year	5-Year	Life of Fund*
Class S	3.19%	18.51%	-1.11%	-2.63%	4.63%
Class AARP	3.19%	18.51%	-1.13%	-2.63%	4.62%
S&P 500 Index+	3.44%	19.11%	-.70%	-2.20%	5.07%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

++ Total returns shown for periods less than one year are not annualized.
* The Fund commenced operations on August 29, 1997. Index comparisons begin August 31, 1997.
Net Asset Value and Distribution Information
	Class AARP	Class S
Net Asset Value: 6/30/04	$ 15.17	$ 15.17
12/31/03	$ 14.79	$ 14.79
Distribution Information: Six Months: Income Dividends as of 6/30/04	$ .09	$ .09

Class S Lipper Rankings - S&P 500 Index Objective Funds Category as of 6/30/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	78	of	169	46
3-Year	61	of	154	40
5-Year	51	of	106	48

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder S&P 500 Index Fund - Class S [] S&P 500 Index+

Yearly periods ended June 30

Comparative Results as of 6/30/04
Scudder S&P 500 Index Fund		1-Year	3-Year	5-Year	Life of Fund*
Class S	Growth of $10,000	$11,851	$9,672	$8,754	$13,624
	Average annual total return	18.51%	-1.11%	-2.63%	4.63%
Class AARP	Growth of $10,000	$11,851	$9,666	$8,754	$13,623
	Average annual total return	18.51%	-1.13%	-2.63%	4.62%
S&P 500 Index+	Growth of $10,000	$11,911	$9,793	$8,945	$14,025
	Average annual total return	19.11%	-.70%	-2.20%	5.07%

The growth of $10,000 is cumulative.

* The Fund commenced operations on August 29, 1997. Index comparisons begin August 31, 1997.
+ The Standard & Poor's (S&P) 500 index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

In the following interview, a team of portfolio managers from Northern Trust Investments, the fund's subadvisor, discusses Scudder S&P 500 Index Fund's market environment and performance during the six-month period ended June 30, 2004.

Q: How did Scudder S&P 500 Index Fund perform during the first half of 2004?

A: Scudder S&P 500 Index Fund produced a total return of 3.19% (Class S shares) for the semiannual period, compared with 3.44% for the Standard & Poor's 500 index (S&P 500) benchmark.1 (Please see pages 4 through 5 for the performance of other share classes and more complete performance information.) The fund outperformed the Lipper S&P 500 Index Objective Funds category average semiannual return of 3.12%.2

1 "S&P 500®" is a trademark of the McGraw-Hill Companies, Inc., and has been licensed for use by the fund's investment advisor. The Standard & Poor's 500 index (S&P 500®) is an unmanaged index used to portray the pattern of common stock movement of 500 large cap US companies.
2 The Lipper S&P 500 Index Objective Funds category comprises funds that are passively managed and commit, by prospectus language, to replicate the performance of the S&P 500 index, including reinvested dividends. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
Index returns assume reinvestment of dividends and capital gains and, unlike fund returns, do not reflect fees and expenses. It is not possible to invest directly into an index.

Q: What were the primary factors affecting the US equity markets during the past six months?

A: Following an 18-month rally in growth stocks, led by technology and semiconductor issues, equity markets traded "sideways" for much of the first half of 2004, remaining within a 5% trading range. Though the conflict in Iraq continued, there were no significant turns in the market as a response to events in Iraq. Following the transfer of Iraqi sovereignty from the United States to Iraq in June, there was a slight upward movement in stocks,

Standard & Poor's 500 index levels 1/1/04 to 6/30/04

2004

Source: Deutsche Asset Management

Past performance is not indicative of future results. This chart is for illustrative purposes only and is not intended to be representative of Scudder S&P 500 Index Fund's performance.

which did not hold. Elsewhere, the late-June federal funds rate increase of one quarter of a percentage point was well-anticipated. Again, the market edged up on this news, then immediately went back down. Investors appear to remain risk-wary and prone to quick sell-offs following gains. On a more positive note, late April marked one of the most favorable "earnings seasons" in the last five years. After a succession of positive earnings announcements, the market rallied off of its six-month lows, but it gave back those gains at the end of April and in early May.

In 2003 and through early 2004, investors favored high-beta growth stocks with relatively high price-to-earnings ratios.3 Then in March, many investors began to switch over to value-oriented stocks as they pursued more-defensive strategies.4 For the six-month period, the value portion of the S&P 500 index outgained the growth portion by 1.45%. Now that many companies have made renewed investments in technology during 2003 and 2004, we believe the markets are waiting for these high-tech investments to bear fruit in the form of increased earnings for more value-oriented companies.

3 High beta refers to stocks that tend to have price fluctuations greater than that of the market as a whole.
4 Value refers to those companies believed to be financially solid, but trading at low prices relative to their earnings, book value and cash flow. Typically, these types of companies provide the potential for above-market returns over time. A defensive portfolio allocation strategy is designed to minimize the risk of losing principal, by concentrating on bonds, cash equivalents and conservative stocks.

Finally, small-cap stocks significantly outperformed large-cap stocks in 2003 but are expected to underperform larger caps in 2004.5 During the first half of the year, the Russell 2000 Index, with a return of 3.32% has underperformed the S&P 500.6

5 Small cap describes those companies with a stock market capitalization below $2 billion. Market capitalization is determined by the market price of a company's issued and outstanding common stock.
6 The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on total market capitalization.

Q: Which sectors and stocks within the S&P 500 Index were the best and worst performers?

A: The energy sector posted the strongest performance during the six-month period, going hand in hand with recent significant increases in oil prices. Industrials were the second-best-performing sector. In terms of underperformers, semiconductors and equipment - one of 2003's leading subsectors - dragged down the technology sector over the period as semiconductor stocks declined approximately 12% as a group.

The best individual stock return came from AT&T Wireless Services, Inc., which is being sold; the leading bidder for the company is Cingular Wireless. Autodesk, Inc., a leading design software and digital content company, was the next-best performer. The worst-performing stock within the index was storage area network provider QLogic Corp., which made a negative earnings announcement at the end of March.

There were nine additions to and deletions from the index during the period, with many of the changes coming from merger and acquisition activity announced in 2003 and executed this year. Merger and acquisition activity included J.P. Morgan Chase & Co.'s merger with Bank One Corp., Bank of America Corp.'s acquisition of Fleet Boston Financial Corp., and Travelers Property Casualty Corp.'s purchase by St. Paul Companies, Inc.7 Other significant additions to the index during the period included E*TRADE Financial Corp., M&T Bank Corp. and Valero Energy Corp.

7 Merger and Acquisition activity (M&A) refers to the combining of two or more entities into one, through a purchase acquisition or a pooling of interests.

In March, Standard & Poor's joined other major market index providers in announcing that it will be making a two-part "float adjustment" to the S&P 500 index in 2005. This significant event, which is expected to create 3% to 5% turnover within the index, means that closely held shares that are not widely traded - mainly those owned by company insiders - will no longer be counted as equity market capitalization for S&P 500 companies when this changeover in index composition is completed. The assessment of free-floating shares will enable the typical investor to identify truer weightings within the index, thereby allowing for healthier diversification and risk management.

Q: What investment strategies do you intend to pursue in the fund?

A: As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the S&P 500 index, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets as we seek to closely track the performance of the benchmark.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary June 30, 2004

Asset Allocation	6/30/04	12/31/03

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	6/30/04	12/31/03

Financials	20%	21%
Information Technology	17%	18%
Health Care	14%	13%
Industrials	11%	11%
Consumer Staples	11%	11%
Consumer Discretionary	11%	11%
Energy	7%	6%
Telecommunication Services	3%	3%
Materials	3%	3%
Utilities	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at June 30, 2004 (22.0% of Portfolio)
1. General Electric Co. Industrial conglomerate	3.2%
2. Microsoft Corp. Developer of computer software	2.9%
3. ExxonMobil Corp. Explorer and producer of oil and gas	2.7%
4. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	2.4%
5. Citigroup, Inc. Provider of diversified financial services	2.2%
6. Wal-Mart Stores, Inc. Operator of discount stores	2.1%
7. American International Group, Inc. Provider of insurance services	1.7%
8. Intel Corp. Designer, manufacturer and seller of computer components and related products	1.7%
9. Bank of America Corp. Provider of commercial banking services	1.6%
10. Johnson & Johnson Provider of health care products	1.5%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 24. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investment in Scudder Equity 500 Index Portfolio, at value	$ 701,039,145
Receivable for Fund shares sold	381,915
Total assets	701,421,060
Liabilities
Payable for Fund shares redeemed	843,008
Accrued expenses and payables	561,052
Total liabilities	1,404,060
Net assets, at value	$ 700,017,000
Net Assets
Net assets consist of: Undistributed net investment income	201,144
Net unrealized appreciation (depreciation) on investments	(59,269,180)
Accumulated net realized gain (loss) from investments	(322,120,970)
Paid-in capital	1,081,206,006
Net assets, at value	$ 700,017,000
Net Asset Value
Class AARP Net Asset Value, offering and redemption price per share ($388,345,942 / 25,599,223 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 15.17
Class S Net Asset Value, offering and redemption price per share ($311,671,058 / 20,546,066 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 15.17

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Income and expenses allocated from Scudder Equity 500 Index Portfolio: Dividends	5,765,396
Interest	27,296
Expenses(a)	(177,688)
Total Income	5,615,004
Expenses: Administrative fee	448,966
Shareholder servicing fee(b)	480,662
Administrative services fee	353,888
Trustees' fees and expenses	11,661
Other(b)	52,285
Total expenses	1,347,462
Net investment income (loss)	4,267,542
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from investments	(15,389,615)
Net unrealized appreciation (depreciation) during the period on investments	32,660,862
Net gain (loss) on investment transactions	17,271,247
Net increase (decrease) in net assets resulting from operations	$ 21,538,789

a For the six months ended June 30, 2004, the Scudder Equity 500 Index Portfolio waived fees in the amount of $141,849, which was allocated to the feeder funds on a pro-rated basis.
b Included herein are amounts representing three months of operating expenses previously covered by the Administrative Agreement (see Note B of the Notes to Financial Statements) including custodian and accounting fees, auditing, legal, reports to shareholders and registration fees.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 4,267,542	$ 8,391,995
Net realized gain (loss) on investment transactions	(15,389,615)	(14,005,761)
Net unrealized appreciation (depreciation) on investment transactions during the period	32,660,862	158,387,131
Net increase (decrease) in net assets resulting from operations	21,538,789	152,773,365
Distributions to shareholders from: Net investment income: Class AARP	(2,313,475)	(4,646,470)
Class S	(1,911,596)	(3,818,178)
Fund share transactions: Proceeds from shares sold	87,006,223	129,591,172
Reinvestment of distributions	4,059,394	8,115,326
Cost of shares redeemed	(110,697,145)	(128,517,532)
Net increase (decrease) in net assets from Fund share transactions	(19,631,528)	9,188,966
Increase (decrease) in net assets	(2,317,810)	153,497,683
Net assets at beginning of period	702,334,810	548,837,127
Net assets at end of period (including undistributed net investment income of $201,144 and $158,673, respectively)	$ 700,017,000	$ 702,334,810

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class AARP
Years Ended December 31,	2004[a]	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 14.79	$ 11.71	$ 15.28	$ 17.60	$ 19.95
Income (loss) from investment operations: Net investment income (loss)[c]	.09	.18	.16	.15	.05
Net realized and unrealized gain (loss) on investment transactions	.38	3.08	(3.56)	(2.32)	(2.33)
Total from investment operations	.47	3.26	(3.40)	(2.17)	(2.28)
Less distributions from: Net investment income	(.09)	(.18)	(.17)	(.15)	(.07)
Net asset value, end of period	$ 15.17	$ 14.79	$ 11.71	$ 15.28	$ 17.60
Total Return (%)	3.19f**	28.04	(22.33)	(12.32)	(11.47)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	388	384	312	471	652
Ratio of expenses before expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)[d]	.44*	.40	.40	.40	.39e*
Ratio of expenses after expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)[d]	.43*	.40	.40	.40	.39e*
Ratio of net investment income (loss) (%)	1.21*	1.39	1.21	.95	.86*
[a] For the six months ended June 30, 2004 (Unaudited).
[b] For the period from September 11, 2000 (commencement of sales of Class AARP shares) to December 31, 2000.
[c] Based on average shares outstanding during the period.
[d] Includes expenses allocated from the Scudder Equity 500 Index Portfolio.
[e] The ratio of operating expenses includes a one-time reduction in reorganization expenses in fiscal 2000. The ratio without this reduction is .40%.
[f] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class S
Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 14.79	$ 11.71	$ 15.28	$ 17.60	$ 19.60	$ 16.44
Income (loss) from investment operations: Net investment income (loss)[b]	.09	.18	.16	.15	.16	.19
Net realized and unrealized gain (loss) on investment transactions	.38	3.08	(3.56)	(2.32)	(2.01)	3.14
Total from investment operations	.47	3.26	(3.40)	(2.17)	(1.85)	3.33
Less distributions from: Net investment income	(.09)	(.18)	(.17)	(.15)	(.15)	(.17)
Net asset value, end of period	$ 15.17	$ 14.79	$ 11.71	$ 15.28	$ 17.60	$ 19.60
Total Return (%)	3.19c**	28.04	(22.33)	(12.32)	(9.50)[c]	20.37[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	312	318	237	390	368	328
Ratio of expenses before expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)[d]	.44*	.40	.40	.40	.51[e]	.58
Ratio of expenses after expense reductions, including expenses allocated from Scudder Equity 500 Index Portfolio (%)[d]	.43*	.40	.40	.40	.40[e]	.40
Ratio of net investment income (%)	1.20*	1.39	1.22	.95	.84	1.05
[a] For the six months ended June 30, 2004 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes expenses allocated from the Scudder Equity 500 Index Portfolio.
[e] The ratios of operating expenses excluding costs incurred with a fund complex reorganization before and after expense reductions were .52% and .40%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)x

Scudder S&P 500 Index Fund

A. Significant Accounting Policies

Scudder S&P 500 Index Fund (the "Fund") is a diversified series of the Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Scudder Equity 500 Index Portfolio (the "Portfolio"), a diversified open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Prospectus and Statement of Additional Information. On June 30, 2004, the Fund owned approximately 22% of the Portfolio.

The Fund offers multiple classes of shares which provide investors with different purchase options. Shares of Class AARP are designed for members of AARP. Class S shares of the Fund are generally not available to new investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in the report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $304,267,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2006 ($3,502,000), December 31, 2007 ($51,000), December 31, 2009 ($159,908,000), December 31, 2010 ($113,678,000) and December 31, 2011 ($27,128,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2003 through December 31, 2003, the Fund incurred approximately $2,265,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2004.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Other. The Fund receives a daily allocation of the Portfolio's income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and is a wholly owned subsidiary of Deutsche Bank AG.

Administrative Services Agreement. The Fund also has an Administrative Services Agreement with the Advisor, under which the Advisor provides shareholder and administrative services to the Fund. The Advisor receives a fee (the "Administrative Services Fee") of 0.10% of the Fund's average daily net assets, accrued daily and paid monthly. Accordingly, for the six months ended June 30, 2004, the amount imposed aggregated $353,888, of which $61,095 is unpaid at June 30, 2004.

Administrative Fee. Under the Administrative Agreement, the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by each class of the Advisor under its Administrative Services Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.25% of average daily net assets for Class AARP and S shares, respectively, computed and accrued daily and payable monthly.

The Administrative Agreement between the Advisor and the Fund terminated March 31, 2004 and effective April 1, 2004, the Fund directly bears the cost of expenses formerly covered under the Administrative Agreement.

For the period January 1, 2004 through June 30, 2004, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated
Class AARP	$ 244,229
Class S	204,737
$ 448,966

Effective October 1, 2003 through September 30, 2005, the Advisor has agreed to contractually waive all or a portion of its management fee and/or Administrative Fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.50% (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees).

Service Provider Fees. Scudder Service Corporation ("SSC"), a subsidiary of the Advisor, is the transfer, dividend-paying agent and shareholder service agent for Class AARP and S shares of the Fund. Pursuant to a sub-transfer agency agreement between SSC and DST Systems, Inc. ("DST"), SSC has delegated certain transfer agent and dividend-paying agent functions to DST. The costs and expenses of such delegation are borne by SSC, not by the Fund. For the period April 1, 2004 through June 30, 2004, the amounts charged to the Fund by SSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at June 30, 2004
Class AARP	229,411	229,411
Class S	198,562	198,562
	$ 427,973	$ 427,973

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliate, AARP Services, Inc., monitors and oversees the AARP Investment Program from Scudder Investments, but does not act as an investment advisor or recommend specific mutual funds. DeIM has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by DeIM. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6 billion of net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

C. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class AARP	1,629,676	$ 24,527,274	3,454,450	$ 44,704,099
Class S	4,152,228	62,478,949	6,729,434	84,887,073
		$ 87,006,223		$ 129,591,172
Shares issued to shareholders in reinvestment of distributions
Class AARP	147,661	$ 2,192,751	332,853	$ 4,395,230
Class S	125,776	1,866,643	281,502	3,720,096
		$ 4,059,394		$ 8,115,326
Shares redeemed
Class AARP	(2,145,114)	$ (32,157,298)	(4,440,179)	$ (55,826,943)
Class S	(5,251,626)	(78,539,847)	(5,754,982)	(72,690,589)
		$ (110,697,145)		$ (128,517,532)
Net increase (decrease)
Class AARP	(367,777)	$ (5,437,273)	(652,876)	$ (6,727,614)
Class S	(973,622)	(14,194,255)	1,255,954	15,916,580
		$ (19,631,528)		$ 9,188,966

D. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

(The following financial statements of the Scudder Equity 500 Index Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2004 (Unaudited)

	Shares	Value ($)

Common Stocks 99.4%
Consumer Discretionary 10.9%
Auto Components 0.2%
Cooper Tire & Rubber Co.	21,202	487,646
Dana Corp.	44,881	879,668
Delphi Corp.	166,846	1,781,915
Goodyear Tire & Rubber Co.*	52,296	475,371
Johnson Controls, Inc.	56,364	3,008,710
Visteon Corp.	35,631	415,814
		7,049,124
Automobiles 0.7%
Ford Motor Co.	540,585	8,460,155
General Motors Corp.	166,771	7,769,861
Harley-Davidson, Inc.	87,351	5,410,521
		21,640,537
Distributors 0.1%
Genuine Parts Co.	51,878	2,058,519
Hotels Restaurants & Leisure 1.4%
Carnival Corp.	186,397	8,760,659
Darden Restaurants, Inc.	48,680	1,000,374
Harrah's Entertainment, Inc.	33,218	1,797,094
Hilton Hotels Corp.	112,939	2,107,442
International Game Technology	103,464	3,993,711
Marriott International, Inc. "A"	66,632	3,323,604
McDonald's Corp.	371,856	9,668,256
Starbucks Corp.*	117,454	5,106,900
Starwood Hotels & Resorts Worldwide, Inc.	61,012	2,736,388
Wendy's International, Inc.	34,380	1,197,799
YUM! Brands, Inc.*	85,991	3,200,585
		42,892,812
Household Durables 0.5%
Black & Decker Corp.	23,852	1,481,925
Centex Corp.	36,404	1,665,483
Fortune Brands, Inc.	43,354	3,270,192
KB Home	13,836	949,565
Leggett & Platt, Inc.	56,566	1,510,878
Maytag Corp.	23,239	569,588
Newell Rubbermaid, Inc.	81,850	1,923,475
Pulte Homes, Inc.	37,378	1,944,777
Snap-On, Inc.	18,132	608,329
The Stanley Works	24,853	1,132,800
Whirlpool Corp.	20,334	1,394,912
		16,451,924
Internet & Catalog Retail 0.6%
eBay, Inc.*	193,616	17,802,991
Leisure Equipment & Products 0.2%
Brunswick Corp.	27,830	1,135,464
Eastman Kodak Co.	85,331	2,302,230
Hasbro, Inc.	52,102	989,938
Mattel, Inc.	125,814	2,296,106
		6,723,738
Media 3.6%
Clear Channel Communications, Inc.	182,963	6,760,483
Comcast Corp. "A"*	663,227	18,590,253
Dow Jones & Co., Inc.	24,122	1,087,902
Gannett Co., Inc.	80,269	6,810,825
Interpublic Group of Companies, Inc.*	123,395	1,694,213
Knight-Ridder, Inc.	23,182	1,669,104
McGraw-Hill, Inc.	56,137	4,298,410
Meredith Corp.	14,838	815,496
New York Times Co. "A"	43,773	1,957,091
Omnicom Group, Inc.	55,668	4,224,645
Time Warner, Inc.*	1,347,312	23,685,745
Tribune Co.	96,397	4,389,919
Univision Communications, Inc. "A"*	97,597	3,116,272
Viacom, Inc. "B"	510,409	18,231,809
Walt Disney Co.	607,340	15,481,097
		112,813,264
Multiline Retail 1.0%
Big Lots, Inc.*	34,596	500,258
Dillard's, Inc. "A"	24,868	554,557
Dollar General Corp.	97,636	1,909,760
Family Dollar Stores, Inc.	50,872	1,547,526
Federated Department Stores, Inc.	53,210	2,612,611
J.C. Penny Co., Inc.	83,375	3,148,240
Kohl's Corp.*	100,738	4,259,203
Nordstrom, Inc.	40,966	1,745,561
Sears, Roebuck & Co.	62,936	2,376,463
Target Corp.	269,291	11,436,789
The May Department Stores Co.	86,019	2,364,662
		32,455,630
Specialty Retail 2.3%
AutoNation, Inc.*	79,900	1,366,290
AutoZone, Inc.*	24,608	1,971,101
Bed Bath & Beyond, Inc.*	88,766	3,413,053
Best Buy Co., Inc.	95,748	4,858,253
Boise Cascade Corp.	25,778	970,284
Circuit City Stores, Inc.	59,333	768,362
Home Depot, Inc.	655,099	23,059,485
Limited Brands	138,811	2,595,766
Lowe's Companies, Inc.	231,787	12,180,407
Office Depot, Inc.*	92,659	1,659,523
RadioShack Corp.	47,695	1,365,508
Sherwin-Williams Co.	42,405	1,761,928
Staples, Inc.	146,882	4,305,111
The Gap, Inc.	265,158	6,430,081
Tiffany & Co.	43,416	1,599,879
TJX Companies, Inc.	145,799	3,519,588
Toys "R" Us, Inc.*	63,661	1,014,120
		72,838,739
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	37,160	1,467,077
Liz Claiborne, Inc.	32,606	1,173,164
NIKE, Inc. "B"	77,808	5,893,956
Reebok International Ltd.	17,571	632,204
VF Corp.	32,240	1,570,088
		10,736,489
Consumer Staples 11.0%
Beverages 2.7%
Adolph Coors Co. "B"	10,902	788,651
Anheuser-Busch Companies, Inc.	237,880	12,845,520
Brown-Forman Corp. "B"	36,278	1,751,139
Coca-Cola Enterprises, Inc.	137,024	3,972,326
Pepsi Bottling Group, Inc.	76,062	2,322,933
PepsiCo, Inc.	502,950	27,098,946
The Coca-Cola Co.	717,635	36,226,215
		85,005,730
Food & Drug Retailing 3.4%
Albertsons, Inc.	108,389	2,876,644
Costco Wholesale Corp.	135,433	5,562,233
CVS Corp.	117,259	4,927,223
Kroger Co.*	218,763	3,981,487
Safeway, Inc.*	131,507	3,332,388
Supervalu, Inc.	39,902	1,221,400
Sysco Corp.	188,490	6,761,136
Wal-Mart Stores, Inc.	1,263,554	66,665,109
Walgreen Co.	302,078	10,938,245
Winn-Dixie Stores, Inc.	41,836	301,219
		106,567,084
Food Products 1.2%
Archer-Daniels-Midland Co.	191,753	3,217,615
Campbell Soup Co.	121,309	3,260,786
ConAgra Foods, Inc.	155,852	4,220,472
General Mills, Inc.	111,450	5,297,219
H.J. Heinz Co.	103,854	4,071,077
Hershey Foods Corp.	76,560	3,542,431
Kellogg Co.	121,134	5,069,458
McCormick & Co, Inc.	40,700	1,383,800
Sara Lee Corp.	233,039	5,357,567
William Wrigley Jr. Co.	66,282	4,179,080
		39,599,505
Household Products 2.0%
Clorox Co.	62,732	3,373,727
Colgate-Palmolive Co.	157,068	9,180,624
Kimberly-Clark Corp.	148,007	9,750,701
Procter & Gamble Co.	757,688	41,248,535
		63,553,587
Personal Products 0.6%
Alberto-Culver Co. "B"	26,887	1,348,114
Avon Products, Inc.	139,470	6,435,146
Gillette Co.	296,106	12,554,894
		20,338,154
Tobacco 1.1%
Altria Group, Inc.	604,152	30,237,808
R.J. Reynolds Tobacco Holdings, Inc.	25,145	1,699,550
UST, Inc.	48,751	1,755,036
		33,692,394
Energy 6.5%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	98,573	3,711,273
BJ Services Co.*	47,814	2,191,794
Halliburton Co.	130,260	3,941,668
Nabors Industries Ltd.*	44,119	1,995,061
Noble Corp.*	40,224	1,524,087
Rowan Companies, Inc.*	31,839	774,643
Schlumberger Ltd.	173,872	11,042,611
Transocean, Inc.*	95,100	2,752,194
		27,933,331
Oil & Gas 5.6%
Amerada Hess Corp.	26,555	2,102,891
Anadarko Petroleum Corp.	75,834	4,443,872
Apache Corp.	97,774	4,258,058
Ashland, Inc.	20,704	1,093,378
Burlington Resources, Inc.	119,212	4,313,090
ChevronTexaco Corp.	315,233	29,666,578
ConocoPhillips	204,045	15,566,593
Devon Energy Corp.	70,052	4,623,432
El Paso Corp.	188,398	1,484,576
EOG Resources, Inc.	35,100	2,095,821
ExxonMobil Corp.	1,929,968	85,709,879
Kerr-McGee Corp.	45,094	2,424,704
Kinder Morgan, Inc.	36,559	2,167,583
Marathon Oil Corp.	101,731	3,849,501
Occidental Petroleum Corp.	116,731	5,650,948
Sunoco, Inc.	22,286	1,417,835
Unocal Corp.	78,430	2,980,340
Valero Energy Corp.	37,900	2,795,504
Williams Companies, Inc.	153,123	1,822,164
		178,466,747
Financials 20.2%
Banks 6.7%
AmSouth Bancorp.	105,499	2,687,060
Bank of America Corp.	601,056	50,861,359
Bank One Corp.	331,318	16,897,218
BB&T Corp.	166,018	6,137,685
Charter One Financial, Inc.	66,862	2,954,632
Comerica, Inc.	51,857	2,845,912
Fifth Third Bancorp.	166,591	8,959,264
First Horizon National Corp.	37,491	1,704,716
Golden West Financial Corp.	44,928	4,778,093
Huntington Bancshares, Inc.	69,396	1,589,168
KeyCorp.	122,283	3,655,039
M&T Bank Corp.	35,400	3,090,420
Marshall & Ilsley Corp.	66,555	2,601,635
National City Corp.	200,023	7,002,805
North Fork Bancorp., Inc.	48,232	1,835,228
PNC Financial Services Group	83,861	4,451,342
Regions Financial Corp.	65,784	2,404,405
SouthTrust Corp.	98,220	3,811,918
Sovereign Bancorp, Inc.	90,511	2,000,293
SunTrust Banks, Inc.	83,892	5,452,141
Synovus Financial Corp.	91,521	2,317,312
Union Planters Corp.	57,415	1,711,541
US Bancorp.	559,915	15,431,257
Wachovia Corp.	388,267	17,277,882
Washington Mutual, Inc.	254,761	9,843,965
Wells Fargo & Co.	497,878	28,493,558
Zions Bancorp.	27,056	1,662,591
		212,458,439
Capital Markets 2.7%
Bank of New York Co., Inc.	230,531	6,796,054
Bear Stearns Companies, Inc.	30,908	2,605,854
Charles Schwab Corp.	402,097	3,864,152
E*TRADE Financial Corp.*	107,600	1,199,740
Federated Investors, Inc. "B"	31,800	964,812
Franklin Resources, Inc.	73,671	3,689,444
Goldman Sachs Group, Inc.	142,169	13,386,633
Janus Capital Group, Inc.	70,479	1,162,199
Lehman Brothers Holdings, Inc.	81,522	6,134,531
Mellon Financial Corp.	126,501	3,710,274
Merrill Lynch & Co., Inc.	283,104	15,281,954
Morgan Stanley	323,764	17,085,026
Northern Trust Corp.	65,105	2,752,639
State Street Corp.	99,834	4,895,859
T. Rowe Price Group, Inc.	37,276	1,878,710
		85,407,881
Consumer Finance 1.3%
American Express Co.	376,843	19,362,193
Capital One Finance Corp.	69,958	4,783,728
MBNA Corp.	377,205	9,728,117
Providian Financial Corp.*	87,189	1,279,063
SLM Corp.	129,865	5,253,039
		40,406,140
Diversified Financial Services 4.5%
Citigroup, Inc.	1,524,360	70,882,740
Countrywide Financial Corp.	82,572	5,800,683
Fannie Mae	285,728	20,389,550
Freddie Mac	203,131	12,858,192
J.P. Morgan Chase & Co.	614,574	23,827,034
MGIC Investment Corp.	29,763	2,257,821
Moody's Corp.	44,100	2,851,506
Principal Financial Group, Inc.	94,019	3,269,981
		142,137,507
Insurance 4.6%
ACE Ltd.	84,528	3,573,844
AFLAC, Inc.	149,844	6,115,134
Allstate Corp.	208,070	9,685,658
AMBAC Financial Group, Inc.	32,634	2,396,641
American International Group, Inc.	769,048	54,817,741
Aon Corp.	93,587	2,664,422
Chubb Corp.	56,579	3,857,556
Cincinnati Financial Corp.	50,704	2,206,638
Hartford Financial Services Group, Inc.	86,746	5,962,920
Jefferson-Pilot Corp.	41,188	2,092,350
Lincoln National Corp.	52,478	2,479,586
Loews Corp.	55,462	3,325,502
Marsh & McLennan Companies, Inc.	154,632	7,017,200
MBIA, Inc.	43,446	2,481,636
MetLife, Inc.	222,611	7,980,604
Progressive Corp.	64,647	5,514,389
Prudential Financial, Inc.	154,916	7,198,947
Safeco Corp.	42,189	1,856,316
St. Paul Companies, Inc.	197,675	8,013,744
Torchmark Corp.	32,810	1,765,178
UnumProvident Corp.	87,294	1,387,975
XL Capital Ltd. "A"	41,332	3,118,913
		145,512,894
Real Estate 0.4%
Apartment Investment & Management Co. (REIT)	27,700	862,301
Equity Office Properties Trust (REIT)	118,911	3,234,379
Equity Residential (REIT)	82,560	2,454,509
Plum Creek Timber Co., Inc. (REIT)	54,024	1,760,102
ProLogis (REIT)	53,400	1,757,928
Simon Property Group, Inc. (REIT)	60,934	3,133,226
		13,202,445
Health Care 13.4%
Biotechnology 1.2%
Amgen, Inc.*	375,324	20,481,431
Applera Corp. - Applied Biosystems Group	61,435	1,336,211
Biogen Idec, Inc.*	97,771	6,184,016
Chiron Corp.*	56,027	2,501,045
Genzyme Corp. (General Division)*	66,940	3,168,270
Gilead Sciences, Inc.*	63,280	4,239,760
MedImmune, Inc.*	73,937	1,730,126
		39,640,859
Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	15,601	1,015,157
Baxter International, Inc.	180,598	6,232,437
Becton, Dickinson and Co.	74,592	3,863,866
Biomet, Inc.	74,975	3,331,889
Boston Scientific Corp.*	246,006	10,529,057
C.R. Bard, Inc.	30,694	1,738,815
Guidant Corp.	92,382	5,162,306
Hospira, Inc.*	45,922	1,267,447
Medtronic, Inc.	357,099	17,397,863
Millipore Corp.*	14,581	821,931
St. Jude Medical, Inc.*	51,463	3,893,176
Stryker Corp.	117,848	6,481,640
Thermo Electron Corp.*	48,828	1,500,973
Waters Corp.*	35,205	1,682,095
Zimmer Holdings, Inc.*	71,908	6,342,286
		71,260,938
Health Care Providers & Services 2.1%
Aetna, Inc.	44,849	3,812,165
AmerisourceBergen Corp.	34,324	2,051,889
Anthem, Inc.*	40,842	3,657,809
Cardinal Health, Inc.	127,868	8,957,153
Caremark Rx, Inc.*	133,300	4,390,902
CIGNA Corp.	41,625	2,864,216
Express Scripts, Inc. "A"*	23,000	1,822,290
HCA, Inc.	143,085	5,950,905
Health Management Associates, Inc. "A"	71,633	1,606,012
Humana, Inc.*	47,551	803,612
IMS Health, Inc.	69,206	1,622,189
Manor Care, Inc.	26,209	856,510
McKesson Corp.	88,415	3,035,287
Medco Health Solutions, Inc.*	79,888	2,995,800
Quest Diagnostics, Inc.	30,451	2,586,812
Tenet Healthcare Corp.*	137,148	1,839,155
UnitedHealth Group, Inc.	181,412	11,292,897
WellPoint Health Networks, Inc.*	45,866	5,137,451
		65,283,054
Pharmaceuticals 7.9%
Abbott Laboratories	461,222	18,799,409
Allergan, Inc.	39,539	3,539,531
Bristol-Myers Squibb Co.	575,636	14,103,082
Eli Lilly & Co.	333,747	23,332,253
Forest Laboratories, Inc.*	110,181	6,239,550
Johnson & Johnson	875,801	48,782,116
King Pharmaceuticals, Inc.*	73,375	840,144
Merck & Co., Inc.	656,106	31,165,035
Mylan Laboratories, Inc.	82,700	1,674,675
Pfizer, Inc.	2,249,893	77,126,332
Schering-Plough Corp.	437,552	8,085,961
Watson Pharmaceuticals, Inc.*	33,607	904,028
Wyeth	394,809	14,276,293
		248,868,409
Industrials 11.4%
Aerospace & Defense 2.0%
Boeing Co.	248,620	12,701,996
General Dynamics Corp.	58,830	5,841,819
Goodrich Corp.	35,138	1,136,011
Honeywell International, Inc.	253,368	9,280,870
Lockheed Martin Corp.	132,526	6,901,954
Northrop Grumman Corp.	106,150	5,700,255
Raytheon Co.	132,323	4,733,194
Rockwell Collins, Inc.	52,744	1,757,430
United Technologies Corp.	151,820	13,888,494
		61,942,023
Air Freight & Logistics 1.1%
FedEx Corp.	88,001	7,188,802
Ryder System, Inc.	19,290	772,950
United Parcel Service, Inc. "B"	332,070	24,961,702
		32,923,454
Airlines 0.1%
Delta Air Lines, Inc.*	36,718	261,432
Southwest Airlines Co.	232,791	3,903,905
		4,165,337
Building Products 0.2%
American Standard Companies, Inc.*	64,252	2,589,998
Masco Corp.	129,105	4,025,494
		6,615,492
Commercial Services & Supplies 1.1%
Allied Waste Industries, Inc.*	98,746	1,301,472
Apollo Group, Inc. "A"*	51,983	4,589,579
Avery Dennison Corp.	32,631	2,088,710
Cendant Corp.	300,473	7,355,579
Cintas Corp.	50,466	2,405,714
Deluxe Corp.	14,652	637,362
Equifax, Inc.	40,309	997,648
H&R Block, Inc.	51,991	2,478,931
Monster Worldwide, Inc.*	33,689	866,481
Pitney Bowes, Inc.	68,085	3,012,761
R.R. Donnelley & Sons Co.	63,921	2,110,672
Robert Half International, Inc.	50,575	1,505,618
Waste Management, Inc.	173,340	5,312,871
		34,663,398
Construction & Engineering 0.0%
Fluor Corp.	24,504	1,168,106
Electrical Equipment 0.4%
American Power Conversion Corp.	58,997	1,159,291
Cooper Industries, Inc. "A"	27,201	1,616,011
Emerson Electric Co.	124,270	7,897,359
Power-One, Inc.*	24,627	270,404
Rockwell Automation, Inc.	54,756	2,053,898
Thomas & Betts Corp.*	17,349	472,413
		13,469,376
Industrial Conglomerates 4.5%
3M Co.	230,466	20,744,245
General Electric Co.	3,109,765	100,756,386
Textron, Inc.	40,827	2,423,082
Tyco International Ltd.	591,829	19,613,213
		143,536,926
Machinery 1.5%
Caterpillar, Inc.	101,034	8,026,141
Crane Co.	18,509	580,998
Cummins, Inc.	12,723	795,188
Danaher Corp.	90,722	4,703,936
Deere & Co.	73,696	5,169,037
Dover Corp.	60,759	2,557,954
Eaton Corp.	44,654	2,890,900
Illinois Tool Works, Inc.	91,571	8,780,743
Ingersoll-Rand Co. "A"	51,527	3,519,809
ITT Industries, Inc.	27,746	2,302,918
Navistar International Corp.*	21,071	816,712
PACCAR, Inc.	51,985	3,014,610
Pall Corp.	38,210	1,000,720
Parker-Hannifin Corp.	35,868	2,132,711
		46,292,377
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	109,286	3,832,660
CSX Corp.	63,226	2,071,916
Norfolk Southern Corp.	115,544	3,064,227
Union Pacific Corp.	76,365	4,539,899
		13,508,702
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	27,362	1,573,315
Information Technology 17.0%
Communications Equipment 3.1%
ADC Telecommunications, Inc.*	253,324	719,440
Andrew Corp.*	47,367	947,814
Avaya, Inc.*	126,755	2,001,461
CIENA Corp.*	145,489	541,219
Cisco Systems, Inc.*	1,991,764	47,204,807
Comverse Technologies, Inc.*	57,605	1,148,644
Corning, Inc.*	402,390	5,255,213
JDS Uniphase Corp.*	424,219	1,607,790
Lucent Technologies, Inc.*	1,262,495	4,772,231
Motorola, Inc.	690,596	12,603,377
QLogic Corp.*	27,500	731,225
QUALCOMM, Inc.	238,627	17,414,999
Scientific-Atlanta, Inc.	45,117	1,556,537
Tellabs, Inc.*	122,530	1,070,912
		97,575,669
Computers & Peripherals 3.6%
Apple Computer, Inc.*	110,339	3,590,431
Dell, Inc.*	743,247	26,623,107
EMC Corp.*	719,962	8,207,567
Gateway, Inc.*	84,125	378,562
Hewlett-Packard Co.	898,236	18,952,780
International Business Machines Corp.	496,920	43,803,498
Lexmark International, Inc.*	38,257	3,692,948
NCR Corp.*	27,849	1,381,032
Network Appliance, Inc.*	102,409	2,204,866
Sun Microsystems, Inc.*	979,765	4,252,180
		113,086,971
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc.*	141,841	4,153,104
Jabil Circuit, Inc.*	59,175	1,490,026
Molex, Inc.	55,886	1,792,823
PerkinElmer, Inc.	37,663	754,767
Sanmina-SCI Corp.*	153,438	1,396,286
Solectron Corp.*	259,027	1,675,905
Symbol Technologies, Inc.	69,019	1,017,340
Tektronix, Inc.	24,910	847,438
		13,127,689
Internet Software & Services 0.5%
Yahoo!, Inc.*	396,722	14,412,910
IT Consulting & Services 1.2%
Affiliated Computer Services, Inc. "A"*	40,100	2,122,894
Automatic Data Processing, Inc.	173,937	7,284,481
Computer Sciences Corp.*	55,232	2,564,422
Convergys Corp.*	42,240	650,496
Electronic Data Systems Corp.	142,719	2,733,069
First Data Corp.	256,988	11,441,106
Fiserv, Inc.*	57,450	2,234,230
Paychex, Inc.	111,267	3,769,726
Sabre Holdings Corp.	42,446	1,176,179
SunGard Data Systems, Inc.*	85,508	2,223,208
Unisys Corp.*	98,184	1,362,794
		37,562,605
Office Electronics 0.1%
Xerox Corp.*	235,756	3,418,462
Semiconductors & Semiconductor Equipment 3.6%
Advanced Micro Devices, Inc.*	104,097	1,655,142
Altera Corp.*	110,243	2,449,599
Analog Devices, Inc.	110,768	5,214,957
Applied Materials, Inc.*	496,635	9,743,979
Applied Micro Circuits Corp.*	91,883	488,818
Broadcom Corp. "A"*	90,380	4,227,073
Intel Corp.	1,905,382	52,588,543
KLA-Tencor Corp.*	57,885	2,858,361
Linear Technology Corp.	91,106	3,595,954
LSI Logic Corp.*	112,555	857,669
Maxim Integrated Products, Inc.	94,943	4,976,912
Micron Technology, Inc.*	179,849	2,753,488
National Semiconductor Corp.*	105,666	2,323,595
Novellus Systems, Inc.*	43,582	1,370,218
NVIDIA Corp.*	48,399	992,180
PMC-Sierra, Inc.*	51,602	740,489
Teradyne, Inc.*	57,158	1,297,487
Texas Instruments, Inc.	509,948	12,330,543
Xilinx, Inc.	102,213	3,404,715
		113,869,722
Software 4.5%
Adobe Systems, Inc.	71,252	3,313,218
Autodesk, Inc.	34,424	1,473,691
BMC Software, Inc.*	67,869	1,255,576
Citrix Systems, Inc.*	50,914	1,036,609
Computer Associates International, Inc.	173,815	4,877,249
Compuware Corp.*	119,521	788,839
Electronic Arts, Inc.*	89,906	4,904,372
Intuit, Inc.*	57,433	2,215,765
Mercury Interactive Corp.*	27,579	1,374,262
Microsoft Corp.	3,181,285	90,857,500
Novell, Inc.*	118,882	997,420
Oracle Corp.*	1,533,829	18,298,580
Parametric Technology Corp.*	70,403	352,015
PeopleSoft, Inc.*	109,636	2,028,266
Siebel Systems, Inc.*	151,733	1,620,508
Symantec Corp.*	92,820	4,063,660
VERITAS Software Corp.*	128,668	3,564,104
		143,021,634
Materials 2.9%
Chemicals 1.5%
Air Products & Chemicals, Inc.	67,090	3,518,871
Dow Chemical Co.	275,991	11,232,834
E.I. du Pont de Nemours & Co.	294,852	13,097,326
Eastman Chemical Co.	22,986	1,062,643
Ecolab, Inc.	75,942	2,407,361
Engelhard Corp.	37,461	1,210,365
Great Lakes Chemical Corp.	15,071	407,821
Hercules, Inc.*	33,030	402,636
International Flavors & Fragrances, Inc.	27,916	1,044,058
Monsanto Co.	78,492	3,021,942
PPG Industries, Inc.	50,662	3,165,868
Praxair, Inc.	95,928	3,828,486
Rohm & Haas Co.	66,189	2,752,139
Sigma-Aldrich Corp.	20,534	1,224,032
		48,376,382
Construction Materials 0.0%
Vulcan Materials Co.	30,131	1,432,729
Containers & Packaging 0.2%
Ball Corp.	16,812	1,211,304
Bemis Co., Inc.	31,530	890,722
Pactiv Corp.*	45,949	1,145,968
Sealed Air Corp.*	25,036	1,333,668
Temple-Inland, Inc.	16,331	1,130,922
		5,712,584
Metals & Mining 0.7%
Alcoa, Inc.	256,951	8,487,092
Allegheny Technologies, Inc.	24,079	434,626
Freeport-McMoRan Copper & Gold, Inc. "B"	51,390	1,703,578
Newmont Mining Corp.	129,000	5,000,040
Nucor Corp.	23,409	1,796,875
Phelps Dodge Corp.	27,737	2,149,895
United States Steel Corp.	32,192	1,130,583
Worthington Industries, Inc.	25,765	528,955
		21,231,644
Paper & Forest Products 0.5%
Georgia-Pacific Corp.	75,132	2,778,381
International Paper Co.	143,062	6,394,872
Louisiana-Pacific Corp.	31,591	747,127
MeadWestvaco Corp.	59,393	1,745,560
Weyerhaeuser Co.	69,964	4,416,128
		16,082,068
Telecommunication Services 3.4%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.	90,736	4,593,056
AT&T Corp.	236,448	3,459,234
BellSouth Corp.	541,807	14,206,180
CenturyTel, Inc.	42,155	1,266,336
Citizens Communications Co.	87,605	1,060,020
Qwest Communications International, Inc.*	535,781	1,923,454
SBC Communications, Inc.	977,148	23,695,839
Sprint Corp. (FON Group)	422,217	7,431,019
Verizon Communications, Inc.	817,052	29,569,112
		87,204,250
Wireless Telecommunication Services 0.6%
AT&T Wireless Services, Inc.*	803,404	11,504,745
Nextel Communications, Inc. "A"*	326,925	8,715,821
		20,220,566
Utilities 2.7%
Electric Utilities 1.8%
Allegheny Energy, Inc.*	36,818	567,365
Ameren Corp.	52,519	2,256,216
American Electric Power Co.	117,015	3,744,480
CenterPoint Energy, Inc.	91,868	1,056,482
CINergy Corp.	53,436	2,030,568
CMS Energy Corp.*	44,649	407,645
Consolidated Edison, Inc.	71,416	2,839,500
DTE Energy Co.	51,503	2,087,932
Edison International	96,590	2,469,806
Entergy Corp.	68,109	3,814,785
Exelon Corp.	195,238	6,499,473
FirstEnergy Corp.	97,595	3,651,029
FPL Group, Inc.	54,647	3,494,676
PG&E Corp.*	124,047	3,465,873
Pinnacle West Capital Corp.	26,996	1,090,369
PPL Corp.	51,324	2,355,772
Progress Energy, Inc.	73,050	3,217,853
Southern Co.	217,788	6,348,520
TECO Energy, Inc.	56,788	680,888
TXU Corp.	95,825	3,881,871
Xcel Energy, Inc.	118,537	1,980,753
		57,941,856
Gas Utilities 0.2%
KeySpan Corp.	47,175	1,731,322
NICOR, Inc.	12,937	439,470
NiSource, Inc.	77,566	1,599,411
Peoples Energy Corp.	10,557	444,978
		4,215,181
Multi-Utilities & Unregulated Power 0.7%
AES Corp.*	189,350	1,880,246
Calpine Corp.*	126,093	544,722
Constellation Energy Group, Inc.	50,087	1,898,297
Dominion Resources, Inc.	96,418	6,082,047
Duke Energy Corp.	270,332	5,485,036
Dynegy, Inc. "A"*	115,461	491,864
Public Service Enterprise Group, Inc.	70,073	2,805,022
Sempra Energy	67,690	2,330,567
		21,517,801
Total Common Stocks (Cost $2,930,244,863)		3,142,668,094

	Principal Amount ($)	Value ($)

US Treasury Obligation 0.1%
US Treasury Bill:
0.95%**, 7/22/2004 (c)	2,055,000	2,053,861
0.97%**, 7/22/2004 (c)	185,000	184,895
Total US Treasury Obligation (Cost $2,238,756)		2,238,756

	Shares	Value ($)

Cash Equivalents 0.5%
Cash Management Fund Institutional, 0.96% (b) (Cost $17,091,720)	17,091,720	17,091,720
Total Investment Portfolio - 100.0% (Cost $2,949,575,339) (a)		3,161,998,570

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $3,153,538,521. At June 30, 2004, net unrealized appreciation for all securities based on tax cost was $8,460,049. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $441,147,604 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $432,687,555.
(b) Cash Management Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c) At June 30, 2004, this security has been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.
At June 30, 2004, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Market Value ($)	Unrealized Appreciation ($)
S&P 500 Index	9/16/2004	59	16,676,795	16,820,900	144,105
Total unrealized appreciation on open futures contracts					144,105

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $2,942,483,619)	$ 3,144,906,850
Investment in Cash Management Fund Institutional (cost $17,091,720)	17,091,720
Total investments in securities, at value (cost $2,949,575,339)	3,161,998,570
Receivable for investments sold	567,045
Dividends receivable	3,650,461
Interest receivable	22,525
Receivable for daily variation margin on open futures contracts	90,480
Other assets	43,210
Total assets	3,166,372,291
Liabilities
Due to Custodian Bank	764
Payable for investments purchased	6,794,358
Accrued advisory fee	67,453
Other accrued expenses and payables	15,258
Total liabilities	6,877,833
Net assets	$ 3,159,494,458

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2004 (Unaudited)
Investment Income
Dividends	$ 27,132,057
Dividends from Cash Management Fund Institutional	116,100
Interest	14,170
Total income	27,262,327
Expenses: Advisory fee	813,887
Audit fees	24,652
Legal	8,800
Trustees' fees and expenses	86,638
Other	41,911
Total expenses, before expense reductions	975,888
Expense reductions	(141,849)
Total expenses, after expense reductions	834,039
Net investment income (loss)	26,428,288
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(72,036,997)
Futures	2,049,731
(69,987,266)
Net unrealized appreciation (depreciation) during the period on: Investments	145,660,524
Futures	(785,020)
144,875,504
Net gain (loss) on investment transactions	74,888,238
Net increase (decrease) in net assets resulting from operations	$ 101,316,526

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2004 (Unaudited)	Year Ended December 31, 2003
Operations: Net investment income (loss)	$ 26,428,288	$ 50,560,305
Net realized gain (loss) on investment transactions	(69,987,266)	(74,513,724)
Net unrealized appreciation (depreciation) on investment transactions during the period	144,875,504	804,144,295
Net increase (decrease) in net assets resulting from operations	101,316,526	780,190,876
Capital transactions in shares of beneficial interest: Proceeds from capital invested	237,448,757	657,061,132
Subscriptions in-kind	-	193,116,766
Redemptions in-kind	-	(349,053,097)
Value of capital withdrawn	(438,967,995)	(369,650,419)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(201,519,238)	131,474,382
Increase (decrease) in net assets	(100,202,712)	911,665,258
Net assets at beginning of period	3,259,697,170	2,348,031,912
Net assets at end of period	$ 3,159,494,458	$ 3,259,697,170

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2004[a]	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3,159	3,260	2,348	2,961	7,089	8,165
Ratio of expenses before expense reductions (%)	.06*	.05	.05	.05	.06	.08
Ratio of expenses after expense reductions (%)	.05*	.05	.05	.05	.06[b]	.08
Ratio of net investment income (loss) (%)	1.59*	1.74	1.56	1.29	1.18	1.35
Portfolio turnover rate (%)	8*	8[c]	19	9[c]	28	13
Total investment return (%)[d,e]	3.38**	28.50	(22.02)	-	-	-
[a] For the six months ended June 30, 2004 (Unaudited).
[b] Effective March 15, 2000, the Advisor and Administrator contractually agreed to limit the annual operating expenses of the portfolio to 0.05% of the portfolio's average daily net assets.
[c] Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.
[d] Total investment return would have been lower had certain expenses not been reduced.
[e] Total investment return for the Portfolio was derived from the performance of the Premier Class of Scudder Equity 500 Index Fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

The Scudder Equity 500 Index Portfolio (the "Portfolio") (formerly Equity 500 Index Portfolio) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities, futures and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended June 30, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $138,194,728 and $299,530,655, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG. For its services as Administrator, ICCC does not receive a fee.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to the Portfolio and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Portfolio. The Advisor waives a portion of its advisory fees equivalent to the advisory fees charged on assets invested in the affiliated money market fund, Cash Management Fund Institutional.

In addition, for the six months ended June 30, 2004, the Advisor maintained the annualized expenses of the Portfolio at not more than 0.05% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor waives its fees may vary at any time without notice to shareholders.

Accordingly, for the six months ended June 30, 2004, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $135,208 and the amount imposed aggregated $678,679, which was equivalent to an annualized effective rate of 0.04% of the Portfolio's average net assets.

For the six months ended June 30, 2004, the Advisor had agreed to reimburse the Fund an additional $6,641 for expenses.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Other. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Portfolio for the six months ended June 30, 2004, totaled $116,100.

D. Line of Credit

The Portfolio and several other affiliated funds (the ``Participants'') share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

Account Management Resources

	AARP Investment Program Shareholders	Scudder Class S Shareholders
Automated Information Lines	Easy-Access Line (800) 631-4636	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Sites	aarp.scudder.com	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 253-2277 To speak with an AARP Investment Program service representative.	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	AARP Investment Program from Scudder Investments PO Box 219735 Kansas City, MO 64121-9735	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web sites - aarp.scudder.com or myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class AARP	Class S
Nasdaq Symbol	ASPIX	SCPIX
Fund Number	201	301

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

For AARP shareholders only: Certain investors in the AARP Investment Program are advised that limited nonpublic personal information is shared with AARP and its subsidiary AARP Services Inc. (ASI). This includes an investor's status as a current or former Program participant, name, address, and type of account maintained (i.e. IRA or non-IRA). This information must be shared so that ASI can provide quality control services, such as monitoring satisfaction with the Program. However, AARP and ASI may also use this information for other purposes such as member research, and may share this information with other AARP providers to inform members of AARP benefits and services. Shareholders residing in states with certain state specific privacy restrictions are excluded from this information sharing. All other shareholders may instruct us in writing not to share information regarding themselves or joint account holders with AARP or ASI for any purposes unrelated to the AARP Investment Program. With respect to accounts that are jointly held, an opt-out request received from any of the joint account holders will be applied to the entire account.

Questions on this policy may be sent to:

For Class AARP:
AARP Investment Program, Attention: Correspondence,
P.O. Box 219735, Kansas City, MO 64121-9735

For Class S:
Scudder Investments, Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

August 2003

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates
Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Trust, Two
International Place, Boston, MA 02110.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

Fund management has previously identified a significant deficiency relating to the overall fund expense payment and accrual process. This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the
Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder S&P 500 Index Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder S&P 500 Index Fund

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2004

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               August 23, 2004